Concentrations (Tables)	12 Months Ended
Dec. 31, 2020
Risks and Uncertainties [Abstract]
Schedule of Concentration of Risk

The Company does substantially all of its business with 4 customers. These customers accounted for % and 91% of revenues for the years ended December 31, 2020, and 2019, respectively.

	2020	2019
Customer A	34	29%
Customer B	24	25%
Customer C	22	20%
Customer D	11	17%
Total	91%	91%